OTHER NON-CURRENT ASSETS - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER NON-CURRENT ASSETS
Other Asset Impairment Charges	¥ 361	$ 57	¥ 0
Deposit - long term, impairment loss	19	$ 3	0
Advance to hospitals-non current, impairment loss	¥ 0		¥ 52